Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		0.17%	3.69%	4.90%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		4.19%	4.09%	4.70%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.74%	4.61%	5.23%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		6.35%	5.26%	5.91%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		6.26%	5.13%	5.76%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		13.78%	3.71%	4.06%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.00%	4.87%	5.49%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.19%	4.09%	4.70%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Average Annual Return, Percent		9.75%	6.29%	4.18%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		11.21%	7.35%	4.84%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Average Annual Return, Percent		9.75%	6.29%	4.18%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		11.21%	7.35%	4.84%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Average Annual Return, Percent		9.75%	6.29%	4.18%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		11.21%	7.35%	4.84%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Average Annual Return, Percent		9.75%	6.29%	4.18%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		11.21%	7.35%	4.84%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Average Annual Return, Percent		9.75%	6.29%	4.18%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		11.21%	7.35%	4.84%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		3.00%	(1.43%)	(0.06%)
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent		9.18%	0.10%	2.75%
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	JP Morgan EMBI Global Diversified ex-GCC Index1
Average Annual Return, Percent	[1]	10.08%	(0.31%)
JP Morgan GBI-EM Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan GBI-EM Broad Diversified Index
Average Annual Return, Percent		0.71%	(0.08%)	0.48%
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Average Annual Return, Percent		8.88%	1.07%	2.85%

[1]
1	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.